Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS
The Company sponsors a 401(k) Plan, which covers substantially all employees of the Company who have attained age 21. Under the Company’s 401(k) Plan, eligible employees may contribute up to 75% of their annual eligible compensation (or in the case of highly compensated employees, up to 6% of their annual eligible compensation), subject to contribution limitations imposed by the Internal Revenue Service. During a portion of 2009, the Company made an employer matching contribution equal to 20% of an employee’s contributions, up to a total of 4% of that employee’s compensation. In July 2009, the Company amended its 401(k) Plan to eliminate the mandatory company contribution and to provide for discretionary company contributions. In 2013, the Company reinstated the mandatory company contribution. An independent third party administers the Company’s 401(k) Plan. The Company's total expense under these plans amounted to $0.4 million, $80 thousand and $50 thousand during the years ended December 31, 2015, 2014 and 2013, respectively.